UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	07/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
July 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut - 95.3%
Connecticut,
GO	5.00	4/15/24	2,500,000	2,558,425
Connecticut,
GO	5.00	3/1/26	5,000,000	5,724,650
Connecticut,
GO	5.00	11/1/27	5,000,000	5,608,750
Connecticut,
GO	5.00	11/1/27	2,000,000	2,076,880
Connecticut,
GO	5.00	11/1/28	3,000,000	3,113,040
Connecticut,
GO	5.00	11/1/28	5,000,000	5,597,950
Connecticut,
GO	5.00	11/1/31	2,500,000	2,789,425
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/21	5,000,000	5,696,100
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	10/1/24	2,730,000	3,227,597
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/34	3,000,000	3,372,840
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	4.00	9/1/35	5,000,000	5,238,600
Connecticut,
State Revolving Fund General Revenue	5.00	1/1/23	1,250,000	1,406,288
Connecticut,
State Revolving Fund General Revenue	5.00	3/1/24	1,195,000	1,420,568
Connecticut,
State Revolving Fund General Revenue	5.00	7/1/24	2,145,000	2,520,118
Connecticut Development Authority,
PCR (The Connecticut Light and Power
Company Project)	4.38	9/1/28	3,900,000	4,307,628
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)	5.50	4/1/21	4,500,000	5,006,790
Connecticut Development Authority,
Water Facilities Revenue (Aquarion
Water Company of Connecticut Project)
(Insured; XLCA)	5.10	9/1/37	6,550,000	6,560,087
Connecticut Health and Educational
Facilities Authority,
Revenue (Ascension Health Senior Credit
Group)	5.00	11/15/40	10,000,000	10,709,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut - 95.3% (continued)
Connecticut Health and Educational
Facilities Authority,
Revenue (Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000		4,138,227
Connecticut Health and Educational
Facilities Authority,
Revenue (Connecticut College Issue)	4.00	7/1/46	2,000,000		2,039,840
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/27	285,000		294,721
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/34	825,000		852,448
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/35	2,000,000		2,178,960
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/40	2,500,000		2,723,700
Connecticut Health and Educational
Facilities Authority,
Revenue (Fairfield University Issue)	5.00	7/1/46	1,000,000		1,131,600
Connecticut Health and Educational
Facilities Authority,
Revenue (Greenwich Academy Issue)
(Insured; Assured Guaranty Municipal
Corp.)	5.25	3/1/32	10,880,000		13,625,894
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/27	3,265,000		3,826,874
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/32	1,000,000		1,088,800
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/41	2,000,000		2,157,480
Connecticut Health and Educational
Facilities Authority,
Revenue (Hartford HealthCare Issue)	5.00	7/1/45	2,500,000		2,706,925
Connecticut Health and Educational
Facilities Authority,
Revenue (Healthcare Facility Expansion
Issue - Church Home of Hartford Inc.,
Project)	5.00	9/1/46	1,000,000	[a]	1,015,280
Connecticut Health and Educational
Facilities Authority,
Revenue (Healthcare Facility Expansion
Issue - Church Home of Hartford Inc.,
Project)	5.00	9/1/53	1,500,000	[a]	1,506,465
Connecticut Health and Educational
Facilities Authority,
Revenue (Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000		2,217,970
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)	5.00	7/1/36	5,000,000		5,781,850

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut - 95.3% (continued)
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)	5.00	7/1/36	200,000		229,150
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)	5.00	7/1/45	3,000,000		3,389,490
Connecticut Health and Educational
Facilities Authority,
Revenue (Quinnipiac University Issue)
(Insured; National Public Finance
Guarantee Corp.)	5.75	7/1/33	25,000		26,026
Connecticut Health and Educational
Facilities Authority,
Revenue (Sacred Heart University Issue)	5.38	7/1/31	1,000,000		1,113,540
Connecticut Health and Educational
Facilities Authority,
Revenue (Stamford Hospital Issue)	5.00	7/1/30	6,750,000		7,276,027
Connecticut Health and Educational
Facilities Authority,
Revenue (Stamford Hospital Issue)	4.00	7/1/46	2,000,000		2,020,900
Connecticut Health and Educational
Facilities Authority,
Revenue (Trinity Health Credit Group)	5.00	12/1/45	7,500,000		8,549,925
Connecticut Health and Educational
Facilities Authority,
Revenue (Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000		1,095,260
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale New Haven Health Issue)	5.00	7/1/27	3,960,000		4,671,968
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale University Issue)	5.00	7/1/40	5,000,000		5,180,850
Connecticut Health and Educational
Facilities Authority,
Revenue (Yale-New Haven Hospital
Issue) (Prerefunded)	5.75	7/1/20	2,000,000	[b]	2,270,840
Connecticut Health and Educational
Facilities Authority,
State Supported Child Care Revenue	5.00	7/1/25	1,490,000		1,660,858
Connecticut Higher Education Supplemental
Loan Authority,
State Supported Revenue (Connecticut
Health and Educational Facilities
Authority Loan Program)	5.00	11/15/21	1,450,000		1,612,893
Connecticut Higher Education Supplemental
Loan Authority,
State Supported Revenue (Connecticut
Health and Educational Facilities
Authority Loan Program)	5.00	11/15/22	1,400,000		1,575,672
Connecticut Higher Education Supplemental
Loan Authority,
State Supported Revenue (Connecticut
Health and Educational Facilities
Authority Loan Program)	5.00	11/15/23	1,400,000		1,593,732

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut - 95.3% (continued)
Connecticut Municipal Electric Energy
Cooperative,
Power Supply System Revenue	5.00	1/1/38	3,000,000		3,381,720
Connecticut Municipal Electric Energy
Cooperative,
Transmission Services Revenue	5.00	1/1/22	1,505,000		1,741,496
Connecticut Revolving Fund,
General Revenue Bonds (Green Bonds)	5.00	3/1/29	2,500,000		3,000,650
Connecticut Transmission Municipal Electric
Energy Cooperative,
Transmission System Revenue	5.00	1/1/42	3,000,000		3,344,280
Eastern Connecticut Resource Recovery
Authority,
Solid Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	4,595,000		4,611,542
Greater New Haven Water Pollution Control
Authority,
Regional Wastewater System Revenue	5.00	8/15/26	700,000		836,948
Greater New Haven Water Pollution Control
Authority,
Regional Wastewater System Revenue	5.00	8/15/27	1,250,000		1,481,463
Greater New Haven Water Pollution Control
Authority,
Regional Wastewater System Revenue	5.00	8/15/29	1,500,000		1,754,520
Greater New Haven Water Pollution Control
Authority,
Regional Wastewater System Revenue
(Insured; National Public Finance
Guarantee Corp.)	5.00	8/15/35	25,000		25,071
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	4/1/22	255,000	[b]	297,807
Hartford County Metropolitan District,
Clean Water Project Revenue	5.00	4/1/31	3,510,000		3,969,319
Hartford County Metropolitan District,
Clean Water Project Revenue (Green
Bonds)	5.00	11/1/42	2,000,000		2,247,020
New Britain,
GO (Insured; Assured Guaranty Corp.)	5.00	4/1/24	3,600,000		4,202,352
New Haven,
GO (Insured; Build America Municipal
Assurance Company)	5.00	8/15/26	1,250,000		1,472,600
New Haven,
GO (Insured; Build America Municipal
Assurance Company)	5.00	8/15/27	750,000		876,570
Norwalk,
GO	5.00	7/15/24	1,000,000		1,175,490
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/27	3,000,000		3,514,350
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/31	3,940,000		4,461,577
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/32	1,370,000		1,564,759

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.0% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Connecticut - 95.3% (continued)
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/33	1,500,000	1,709,400
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/37	3,430,000	4,007,338
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/38	1,500,000	1,749,885
South Central Connecticut Regional Water
Authority,
Water System Revenue	5.00	8/1/39	1,500,000	1,699,785
South Central Connecticut Regional Water
Authority,
Water System Revenue (Insured;
National Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000	2,452,400
South Central Connecticut Regional Water
Authority,
Water System Revenue (Insured;
National Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000	2,056,480
Stamford,
GO	5.00	7/1/21	4,410,000	5,072,073
University of Connecticut,
GO	5.00	2/15/25	1,000,000	1,058,630
University of Connecticut,
GO	5.00	2/15/27	1,000,000	1,057,690
University of Connecticut,
GO	5.00	2/15/28	1,000,000	1,057,690
University of Connecticut,
Special Obligation Student Fee Revenue	5.00	11/15/24	5,000,000	5,807,400
				238,177,706
U.S. Related - 3.7%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	5.50	5/15/39	3,000,000	2,975,400
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,000,000 [c]	1,371,840
Guam,
Business Privilege Tax Revenue	5.00	1/1/31	1,000,000	1,059,810
Guam,
LOR (Section 30)	5.00	12/1/34	1,750,000	1,928,815
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	2,000,000	2,069,080
				9,404,945

Total Investments (cost $237,013,711)			99.0%	247,582,651
Cash and Receivables (Net)			1.0%	2,435,448
Net Assets			100.0%	250,018,099

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at
$2,521,745 or 1.01% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:

Municipal Bonds†	-	247,582,651	-	247,582,651

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board").  Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2017, accumulated net unrealized appreciation on investments was $10,568,940, consisting of $11,944,501 gross unrealized appreciation and $1,375,561 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
July 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 94.7%
Boston Housing Authority,
Capital Program Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	4/1/24	1,900,000		1,950,863
Martha's Vineyard Land Bank,
Revenue (Green Bonds) (Insured; Build
America Mutual Assurance Company)	5.00	5/1/33	500,000		593,035
Massachusetts,
Federal Highway GAN (Accelerated
Bridge Program)	5.00	6/15/23	1,325,000		1,553,695
Massachusetts,
GO	1.33	11/1/25	5,000,000	[a]	4,999,350
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,303,577
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	2,500,000		3,053,650
Massachusetts,
Special Obligation Dedicated Tax
Revenue (Insured; National Public
Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,607,290
Massachusetts,
Transportation Fund Revenue (Rail
Enhancement and Accelerated Bridge
Programs)	5.00	6/1/41	1,500,000		1,762,380
Massachusetts Bay Transportation
Authority,
GO (General Transportation System)	7.00	3/1/21	425,000		481,733
Massachusetts Bay Transportation
Authority,
GO (General Transportation System)
(Escrowed to Maturity)	7.00	3/1/21	75,000		77,674
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue	5.00	7/1/40	2,000,000		2,314,280
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue (Insured;
National Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,887,040
Massachusetts Clean Energy Cooperative
Corporation,
Massachusetts Clean Energy Cooperative
Revenue	5.00	7/1/24	2,580,000		2,998,915
Massachusetts College Building Authority,
Project Revenue	5.00	5/1/27	2,000,000		2,326,560
Massachusetts College Building Authority,
Project Revenue (Insured; National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	5/1/26	5,385,000	[b]	4,461,042
Massachusetts College Building Authority,
Project Revenue (Insured; XLCA)	5.50	5/1/28	1,450,000		1,788,749

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 94.7% (continued)
Massachusetts Department of
Transportation,
Metropolitan Highway System Senior
Revenue	5.00	1/1/27	4,000,000	4,356,960
Massachusetts Development Finance
Agency,
Revenue (Baystate Medical Center Issue)	5.00	7/1/34	1,475,000	1,669,803
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music Issue)	5.00	10/1/31	1,000,000	1,119,020
Massachusetts Development Finance
Agency,
Revenue (Berklee College of Music Issue)	5.00	10/1/46	750,000	862,598
Massachusetts Development Finance
Agency,
Revenue (Boston College Issue)	5.00	7/1/42	1,000,000	1,181,250
Massachusetts Development Finance
Agency,
Revenue (Boston Medical Center Issue)	5.00	7/1/37	1,000,000	1,100,330
Massachusetts Development Finance
Agency,
Revenue (Boston University Issue)	4.00	10/1/46	2,000,000	2,084,940
Massachusetts Development Finance
Agency,
Revenue (Brandeis University Issue)	5.00	10/1/26	1,250,000	1,356,600
Massachusetts Development Finance
Agency,
Revenue (Brandeis University Issue)	5.00	10/1/29	1,475,000	1,599,800
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/33	500,000	567,730
Massachusetts Development Finance
Agency,
Revenue (CareGroup Issue)	5.00	7/1/37	1,500,000	1,728,075
Massachusetts Development Finance
Agency,
Revenue (Children's Hospital Issue)	5.00	10/1/33	4,000,000	4,663,680
Massachusetts Development Finance
Agency,
Revenue (College of the Holy Cross Issue)	5.00	9/1/41	800,000	935,728
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/41	1,000,000	1,151,170
Massachusetts Development Finance
Agency,
Revenue (Dana-Farber Cancer Institute
Issue)	5.00	12/1/46	2,000,000	2,281,480
Massachusetts Development Finance
Agency,
Revenue (Lahey Health System Obligated
Group Issue)	5.00	8/15/40	2,000,000	2,268,540
Massachusetts Development Finance
Agency,
Revenue (Noble and Greenough School
Issue) (Escrowed to Maturity)	5.00	4/1/21	600,000	684,678

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts - 94.7% (continued)
Massachusetts Development Finance
Agency,
Revenue (North Hill Communities Issue)	6.50	11/15/43	2,000,000	[c]	2,256,480
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/32	5,070,000		5,845,304
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/39	2,000,000		2,227,940
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.38	7/1/41	4,000,000		4,380,560
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/47	1,860,000		1,865,282
Massachusetts Development Finance
Agency,
Revenue (Partners HealthCare System
Issue)	5.00	7/1/47	1,500,000		1,694,130
Massachusetts Development Finance
Agency,
Revenue (Provident Commonwealth
Education Resources Issue) (UMass
Boston Student Housing Project)	5.00	10/1/48	1,000,000		1,095,350
Massachusetts Development Finance
Agency,
Revenue (South Shore Hospital Issue)	5.00	7/1/41	1,000,000		1,114,010
Massachusetts Development Finance
Agency,
Revenue (Suffolk University Issue)	6.00	7/1/24	330,000		358,868
Massachusetts Development Finance
Agency,
Revenue (Suffolk University Issue)	5.00	7/1/30	1,000,000		1,066,390
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/35	1,000,000		1,135,060
Massachusetts Development Finance
Agency,
Revenue (Suffolk University)	5.00	7/1/36	755,000		854,924
Massachusetts Development Finance
Agency,
Revenue (Tufts Medical Center Issue)	5.50	1/1/22	1,500,000		1,694,805
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Health Care
Obligated Group Issue)	5.00	7/1/46	1,000,000		1,107,550
Massachusetts Development Finance
Agency,
Revenue (UMass Memorial Issue)	5.50	7/1/31	500,000		553,260
Massachusetts Development Finance
Agency,
Revenue (WGBH Educational Foundation
Issue)	5.00	1/1/40	1,000,000		1,149,100

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 94.7% (continued)
Massachusetts Development Finance
Agency,
Revenue (Whitehead Institute for
Biomedical Research Issue)	5.00	6/1/23	1,350,000	1,536,624
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue I)	5.00	1/1/25	1,500,000	1,735,350
Massachusetts Educational Financing
Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	1,300,000	1,427,439
Massachusetts Health and Educational
Facilities Authority,
Revenue (Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	1,000,000	1,059,820
Massachusetts Health and Educational
Facilities Authority,
Revenue (Massachusetts Institute of
Technology Issue)	5.25	7/1/33	3,000,000	3,977,490
Massachusetts Health and Educational
Facilities Authority,
Revenue (Partners HealthCare System
Issue)	5.25	7/1/29	1,000,000	1,077,690
Massachusetts Health and Educational
Facilities Authority,
Revenue (Wheaton College Issue)	5.00	1/1/30	2,405,000	2,582,609
Massachusetts Port Authority,
Revenue	5.00	7/1/45	1,000,000	1,126,470
Massachusetts Port Authority,
Revenue, Refunding	5.00	7/1/25	1,500,000	1,759,980
Massachusetts Port Authority,
Revenue, Refunding	5.00	7/1/25	1,500,000	1,822,290
Massachusetts Port Authority,
Revenue, Refunding	5.00	7/1/27	5,475,000	6,071,173
Massachusetts Port Authority,
Revenue, Refunding	5.00	7/1/42	1,000,000	1,157,420
Massachusetts Port Authority,
Revenue, Refunding	4.00	7/1/46	2,500,000	2,583,350
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/21	3,000,000	3,456,480
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/22	2,000,000	2,365,600
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	4,000,000	4,552,480
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/37	3,000,000	3,510,960
Massachusetts Water Resources Authority,
General Revenue	5.00	8/1/25	2,000,000	2,292,860
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/17	1,875,000	1,875,000
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/21	695,000	695,000
Massachusetts Water Resources Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/21	710,000	710,000

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts - 94.7% (continued)
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/24	1,320,000	1,505,354
Springfield Water and Sewer Commission,
Revenue	5.00	4/15/37	650,000	780,865
				145,833,532
U.S. Related - 4.2%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	5.38	5/15/33	1,090,000	1,099,538
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,234,791
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	5,000,000 [b]	571,600
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,052,130
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000	1,008,440
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	1,500,000	1,551,810
				6,518,309
Total Long-Term Municipal Investments
(cost $143,999,486)				152,351,841
Short-Term Municipal Investments - .4%

Massachusetts - .4%
Massachusetts Health and Educational
Facilities Authority,
Revenue (Harvard University Issue)
(cost $600,000)	0.32	8/1/17	600,000 [d]	600,000

Total Investments (cost $144,599,486)			99.3%	152,951,841
Cash and Receivables (Net)			0.7%	1,092,976
Net Assets			100.0%	154,044,817

a	Variable rate security—rate shown is the interest rate in effect at period end.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $2,256,480 or 1.46% of net assets.

d	Variable rate demand note—rate shown is the interest rate in effect at July 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	152,951,841	-	152,951,841

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board").  Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2017, accumulated net unrealized appreciation on investments was $8,352,355, consisting of $9,005,624 gross unrealized appreciation and $653,269 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
July 31, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9%	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 98.3%
Adams County Industrial Development
Authority,
Revenue (Gettysburg College)	5.00	8/15/25	1,000,000		1,098,890
Adams County Industrial Development
Authority,
Revenue (Gettysburg College)	5.00	8/15/26	1,000,000		1,098,890
Allegheny County,
GO	5.00	12/1/31	1,040,000		1,196,270
Allegheny County,
GO	5.00	12/1/34	1,000,000		1,139,560
Allegheny County,
GO	5.00	12/1/34	3,000,000		3,400,770
Allentown Neighborhood Improvement
Zone Development Authority,
Tax Revenue (City Center Project)	5.00	5/1/42	1,000,000	[a]	1,044,400
Beaver County Hospital Authority,
Revenue (Heritage Valley Health System,
Inc.)	5.00	5/15/28	1,575,000		1,732,925
Bethlehem Authority,
Guaranteed Water Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	11/15/31	2,000,000		2,256,240
Boyertown Area School District,
GO	5.00	10/1/37	2,050,000		2,310,494
Bucks County Water and Sewer Authority,
Sewer System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/1/37	500,000		569,425
Canonsburg-Houston Joint Authority,
Sewer Revenue	5.00	12/1/40	2,000,000		2,259,080
Centre County Hospital Authority,
HR (Mount Nittany Medical Center
Project)	5.00	11/15/41	750,000		844,665
Charleroi Area School Authority,
School Revenue (Insured; National Public
Finance Guarantee Corp.)	0.00	10/1/20	2,000,000	[b]	1,886,700
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		2,190,020
Cumberland County Municipal Authority,
Revenue (Diakon Lutheran Social
Ministries Project)	5.00	1/1/38	1,000,000		1,084,290
Dauphin County General Authority,
Health System Revenue (Pinnacle Health
System Project)	5.00	6/1/42	3,030,000		3,302,064
Delaware County Authority,
Revenue (Cabrini University)	5.00	7/1/42	1,000,000		1,105,750
Delaware County Authority,
Revenue (Villanova University)	5.00	8/1/40	2,170,000		2,464,252
Delaware River Joint Toll Bridge
Commission,
Bridge System Revenue	5.00	7/1/31	500,000		580,885

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 98.3% (continued)
Delaware River Joint Toll Bridge
Commission,
Bridge System Revenue	5.00	7/1/32	1,000,000	1,191,710
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000	1,625,985
Delaware River Port Authority,
Revenue	5.00	1/1/37	3,000,000	3,427,680
East Hempfield Township Industrial
Development Authority,
Revenue (Willow Valley Communities
Project)	5.00	12/1/39	600,000	668,208
Geisinger Authority,
Health System Revenue (Geisinger
Health System)	5.00	6/1/41	2,500,000	2,795,275
Lancaster County Hospital Authority,
Health Center Revenue (Masonic Villages
Project)	5.00	11/1/35	1,000,000	1,121,910
Lancaster County Hospital Authority,
Health System Revenue (University of
Pennsylvania Health System)	5.00	8/15/42	2,800,000	3,218,936
Lancaster County Hospital Authority,
Revenue (Brethren Village Project)	5.13	7/1/37	1,000,000	1,078,150
Montgomery County Higher Education and
Health Authority,
HR (Abington Memorial Hospital
Obligated Group)	5.00	6/1/31	1,000,000	1,104,010
Montgomery County Industrial
Development Authority,
Health System Revenue (Jefferson Health
System)	5.00	10/1/41	4,000,000	4,344,000
Montgomery County Industrial
Development Authority,
Retirement Community Revenue (Adult
Communities Total Services, Inc.
Retirement - Life Communities, Inc.
Obligated Group)	5.00	11/15/36	3,200,000	3,550,880
Pennsylvania,
GO	5.00	10/15/26	3,000,000	3,508,590
Pennsylvania,
GO	5.00	10/15/29	4,000,000	4,653,720
Pennsylvania Economic Development
Financing Authority,
Sewage Sludge Disposal Revenue
(Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000	1,063,160
Pennsylvania Higher Educational Facilities
Authority,
Health System Revenue (University of
Pennsylvania)	5.00	8/15/40	1,500,000	1,711,710
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Drexel University)	5.00	5/1/35	1,750,000	2,003,750
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Thomas Jefferson University)	5.00	9/1/30	1,170,000	1,348,331
Pennsylvania Higher Educational Facilities
Authority,
Revenue (Thomas Jefferson University)	5.00	9/1/45	1,500,000	1,678,875

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 98.3% (continued)
Pennsylvania Higher Educational Facilities
Authority,
Revenue (University of the Sciences in
Philadelphia)	5.00	11/1/31	1,000,000		1,138,500
Pennsylvania Housing Finance Agency,
Capital Fund Securitization Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	12/1/25	1,210,000		1,213,727
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced Turnpike
Subordinate Special Revenue	5.00	12/1/36	3,000,000		3,439,110
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced Turnpike
Subordinate Special Revenue	5.00	12/1/37	5,325,000		5,851,110
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior Revenue	5.00	12/1/32	3,000,000		3,564,450
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/36	1,605,000		1,836,890
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/42	1,000,000		1,123,440
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/43	2,500,000		2,802,425
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Prerefunded)	5.25	6/1/19	65,000	[c]	70,154
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Prerefunded)	5.25	6/1/19	525,000	[c]	565,840
Philadelphia,
Airport Revenue	5.25	6/15/25	1,500,000		1,635,645
Philadelphia,
Airport Revenue	5.00	6/15/35	2,000,000		2,237,620
Philadelphia,
Gas Works Revenue	5.00	8/1/31	1,250,000		1,428,075
Philadelphia,
Gas Works Revenue	5.00	8/1/32	1,000,000		1,138,640
Philadelphia Authority for Industrial
Development,
HR (The Children's Hospital of
Philadelphia Project)	5.00	7/1/42	3,000,000		3,467,430
Philadelphia Authority for Industrial
Development,
Revenue (Independence Charter School
Project)	5.50	9/15/37	1,700,000		1,702,958
Philadelphia Authority for Industrial
Development,
Revenue (Temple University)	5.00	4/1/45	1,500,000		1,694,730
Philadelphia Authority for Industrial
Development,
Revenue (Thomas Jefferson University)	5.00	9/1/47	1,000,000		1,132,960
Philadelphia Authority for Industrial
Development Hospital,
Revenue (The Children's Hospital of
Philadelphia Project)	5.00	7/1/34	2,750,000		3,257,567

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Pennsylvania - 98.3% (continued)
Philadelphia Hospitals and Higher Education
Facilities Authority,
HR (The Children's Hospital of
Philadelphia Project)	5.00	7/1/25	1,800,000		2,050,200
Philadelphia Housing Authority,
Capital Fund Program Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/1/21	1,685,000		1,699,120
Philadelphia School District,
GO	5.00	9/1/38	1,000,000		1,106,390
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[c]	5,273
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	25,000	[c]	26,363
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[c]	5,273
Philadelphia School District,
GO (Prerefunded)	6.00	9/1/18	5,000	[c]	5,273
Pittsburgh,
GO (Insured; Build America Mutual
Assurance Company)	5.00	9/1/30	1,585,000		1,845,384
Pittsburgh Urban Redevelopment Authority,
MFHR (West Park Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,180,000		1,197,936
Pocono Mountains Industrial Park Authority,
HR (Saint Luke's Hospital - Monroe
Project)	5.00	8/15/40	1,795,000		1,963,317
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000		2,252,900
State Public School Building Authority,
College Revenue (Montgomery County
Community College)	5.00	5/1/38	1,115,000		1,237,828
State Public School Building Authority,
School Revenue (The School District of
the City of Harrisburg Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/1/32	2,000,000		2,308,480
Susquehanna Area Regional Airport
Authority,
Systems Revenue	4.00	1/1/33	1,300,000		1,285,362
West Shore Area Authority,
Revenue (Holy Spirit Hospital of the
Sisters of Christian Charity Project)	6.00	1/1/26	995,000		1,134,638
West View Borough Municipal Authority,
Water Revenue	5.00	11/15/39	2,000,000		2,294,600
Westmoreland County Industrial
Development Authority,
Health System Revenue (Excela Health
Project)	5.00	7/1/25	2,390,000		2,588,609
Westmoreland County Municipal Authority,
Municipal Service Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/26	1,535,000		1,844,840
Westmoreland County Municipal Authority,
Municipal Service Revenue (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/42	1,000,000		1,137,700
Wilkes-Barre Finance Authority,
Revenue (University of Scranton)	5.00	11/1/34	1,000,000		1,129,950

Long-Term Municipal Investments -	Coupon	Maturity	Principal
98.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania - 98.3% (continued)
York County,
GO	5.00	6/1/31	1,500,000	1,772,385
				139,853,542
U.S. Related - .6%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	800,000	836,848
Total Investments (cost $135,514,860)			98.9%	140,690,390
Cash and Receivables (Net)			1.1%	1,596,102
Net Assets			100.0%	142,286,492

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at
$1,044,400 or .73% of net assets.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	140,690,390	-	140,690,390

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board").  Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2017, accumulated net unrealized appreciation on investments was $5,175,530, consisting of $5,751,376 gross unrealized appreciation and $575,846 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 19, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)